Subsidiaries (Details Textual 1) - USD ($) $ in Thousands				1 Months Ended		12 Months Ended
	Mar. 14, 2019	Jun. 15, 2018	Mar. 15, 2018	Jun. 30, 2018	Oct. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 07, 2020	Jan. 13, 2017
Disclosure of detailed information about business combination [line items]
Acquisition of additional stake percentage					27.00%
Percentage of ordinary shares acquired				4.10%	27.00%
Held in ordinary shares					4,024
Percentage of issued and outstanding share capital					6.00%
Ordinary shares issued				140,845
Carrying amount of net assets on date of the acquisition				$ 1,977	$ 2,821
Decrease in non-controlling interests				93	768
Increase in share premium				237	1,483
Decrease in a capital reserve for transactions with non-controlling interest				144	$ 715
Percentage of issued and outstanding ordinary shares		97.40%	91.90%
Fair value of the shares issued in consideration for waving the rights amount	$ 3,500			136
Derivative financial liabilities				1,030
Increase in share premium deriving from the waiving of the rights				136
Finance expense				160
Description of agreement	The Company signed an agreement to acquire 100% of FameWave Ltd, a privately held biopharmaceutical Company developing CM24, (“FameWave”) from its shareholders in exchange for USD 10 million worth of its newly issued ADSs with a long-term lock-up period, priced at USD 12.3 per ADS, plus 50% warrant coverage based on an exercise price of USD 19.8 per ADS with a 4-year term. In addition, the Company provided a loan to FameWave of up to approximately USD 2 million to finance its operation until the closing of the acquisition. The acquisition closed on January 7, 2020.
Description of acquisition agreement	The aggregate purchase price paid by the Company for 100% of shareholders, and other stake holders (a) 807,561 of the Company’s ADSs, (b) warrants to purchase 403,781 additional ADSs with a term of exercise of 4 years beginning on the date of issuance, and subject to other terms and conditions as set forth herein and in the ‘warrant agreements of the Company (c) 54,472 RSUs and 27,236 options to purchase 27,236 shares of the Company.
Additional shares issued	284,553
Percentage of non-diluted basis									11.00%
Other income				$ 894				$ 894
Percentage of recoverable amount						15.00%
Minimum [Member]
Disclosure of detailed information about business combination [line items]
Group's ownership equity							97.60%
Maximum [Member]
Disclosure of detailed information about business combination [line items]
Group's ownership equity							98.47%
Tyr Novo Ltd [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ordinary shares acquired										65.00%
Ordinary shares issued					658,484
Direct ownership of equity							13,750